Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000258474
Shareholder Report [Line Items]
Fund Name	Bitwise Bitcoin Standard Corporations ETF
Class Name	Bitwise Bitcoin Standard Corporations ETF
Trading Symbol	OWNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period of March 10, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Standard Corporations ETF	$32Footnote Reference(1)	0.85%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.85%	[2]
AssetsNet	$ 29,922,857
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 25,701
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$29,922,857
Total advisory fees paid	$25,701
Total number of portfolio holdings	25
Period portfolio turnover rate	70%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	71.3%
Consumer Discretionary	11.6%
Financials	6.3%
Communication Services	5.5%
Health Care	4.3%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

C000237195
Shareholder Report [Line Items]
Fund Name	Bitwise Web3 ETF
Class Name	Bitwise Web3 ETF
Trading Symbol	BWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 4,295,610
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 15,165
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,295,610
Total advisory fees paid	$15,165
Total number of portfolio holdings	41
Period portfolio turnover rate	18%

Holdings [Text Block]

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	38.0%
Communication Services	27.3%
Financials	24.0%
Real Estate	6.4%
Consumer Discretionary	2.7%
Energy	1.4%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000258470
Shareholder Report [Line Items]
Fund Name	Bitwise COIN Option Income Strategy ETF
Class Name	Bitwise COIN Option Income Strategy ETF
Trading Symbol	ICOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise COIN Option Income Strategy ETF	$19Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19	[4]
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 4,431,734
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 3,856
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,431,734
Total advisory fees paid	$3,856
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	13.8%
Money Market Funds	14.4%
Other Assets in Excess of Liabilities	71.8%
Total	100.0%

C000261247
Shareholder Report [Line Items]
Fund Name	Bitwise GME Option Income Strategy ETF
Class Name	Bitwise GME Option Income Strategy ETF
Trading Symbol	IGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period of June 9, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$5Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5	[6]
Expense Ratio, Percent	0.95%	[7]
AssetsNet	$ 2,148,747
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 511
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,148,747
Total advisory fees paid	$511
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	6.2%
Money Market Funds	3.2%
Other Assets in Excess of Liabilities	90.6%
Total	100.0%

C000258471
Shareholder Report [Line Items]
Fund Name	Bitwise MARA Option Income Strategy ETF
Class Name	Bitwise MARA Option Income Strategy ETF
Trading Symbol	IMRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MARA Option Income Strategy ETF	$25Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25	[8]
Expense Ratio, Percent	0.95%	[9]
AssetsNet	$ 15,307,032
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 5,843
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$15,307,032
Total advisory fees paid	$5,843
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	15.5%
Money Market Funds	5.5%
Other Assets in Excess of Liabilities	79.0%
Total	100.0%

C000258472
Shareholder Report [Line Items]
Fund Name	Bitwise MSTR Option Income Strategy ETF
Class Name	Bitwise MSTR Option Income Strategy ETF
Trading Symbol	IMST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period of April 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MSTR Option Income Strategy ETF	$26Footnote Reference(1)	0.95%Footnote Reference(a)
Footnote	Description
Footnote(1)	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26	[10]
Expense Ratio, Percent	0.95%	[11]
AssetsNet	$ 99,248,125
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 109,427
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$99,248,125
Total advisory fees paid	$109,427
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	14.3%
Money Market Funds	2.6%
Other Assets in Excess of Liabilities	83.1%
Total	100.0%

C000240952
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Trading Symbol	BITC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$41	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 20,415,621
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 83,955
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,415,621
Total advisory fees paid	$83,955
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	70.8%
Money Market Funds	19.3%
Other Assets in Excess of Liabilities	9.9%
Total	100.0%

C000245670
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Trading Symbol	BTOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$39	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85%	[13]
AssetsNet	$ 4,537,657
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 17,487
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,537,657
Total advisory fees paid	$17,487
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	88.1%
Money Market Funds	11.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

C000243870
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Trading Symbol	AETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$41	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[14]
AssetsNet	$ 6,238,826
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 27,958
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$6,238,826
Total advisory fees paid	$27,958
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	92.8%
Money Market Funds	7.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

[1]	The Fund commenced operations on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	Annualized.
[4]	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[5]	Annualized.
[6]	The Fund commenced operations on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.
[7]	Annualized.
[8]	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[9]	Annualized.
[10]	The Fund commenced operations on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.